Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2010	$ 7,523,911	$ 4,440	$ 369,002	$ 3,339,781	$ 3,858,080	$ (194,045)	$ 7,377,258	$ 146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	280,649				280,649		280,649	0
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	59,066							59,066
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	8,061,017	4,452	371,649	3,362,633	4,648,585	(485,767)	7,901,552	159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	4,069	1	117	3,951			4,069
Shares from exercise of options and related tax effects		831	89,102
Compensation expense related to stock options	6,546			6,546			6,546
Dividends paid	0				0		0	0
Purchase (sale) of noncontrolling interests	131,156			2,083			2,083	129,073
Cash contributions from noncontrolling interests	17,380							17,380
Changes in fair value of noncontrolling interests	(32,230)			(32,230)			(32,230)
Comprehensive income (loss)
Net Income	380,510				370,498		370,498	10,012
Other comprehensive income (loss) - net	101,696					101,064	101,064	632
Total comprehensive income	482,206						471,562	10,644
Shareholders equity at Mar. 31, 2012	$ 8,635,384	$ 4,453	$ 371,766	$ 3,342,983	$ 5,019,083	$ (384,703)	$ 8,353,582	$ 281,802
Shares issued at Mar. 31, 2012		3,966,522	300,254,024